Acquisitions - Narrative (Details) € in Millions					12 Months Ended
	Apr. 19, 2024 USD ($)	Feb. 02, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Jan. 17, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Acquisitions
Goodwill expected tax deductible amount					$ 0
Notes receivable - current				$ 7,000,000.0	4,629,000	$ 451,000
Dark Heart
Acquisitions
Asset acquisition, consideration				$ 1,700,000
NGC
Acquisitions
Consideration	$ 23,773,000
Measurement period adjustment, deferred tax liability					$ 4,000,000.0
Curaleaf Poland S.A.
Acquisitions
Consideration		$ 2,823,000	€ 1.5